Northern Lights Fund Trust III

Good Harbor Tactical Core US Fund

Good Harbor Tactical Select Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Good Harbor Tactical Core US Fund and Good Harbor Tactical Select Fund, filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 9, 2018, (SEC Accession 0001580642-18-000803).